Equity - Earnings (loss) per share (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($)	Dec. 31, 2018 MXN ($)
Equity
Net income (loss) for the period	$ 103,022	$ 2,120,551	$ (4,293,791)	$ 2,639,063
Weighted average number of shares outstanding (in thousands):
Basic	1,165,977	1,165,977	1,021,561	1,011,877
Diluted	1,165,977	1,165,977	1,021,561	1,011,877
EPS- LPS :
Basic | (per share)	$ 0.088	$ 1.819	$ (4.203)	$ 2.608
Diluted | (per share)	$ 0.088	$ 1.819	$ (4.203)	$ 2.608
Legal reserve	$ 14,146		$ 291,178	$ 291,178	$ 291,178	$ 291,178
Legal reserve as a percent of capital stock	8.50%		8.50%	9.80%	8.50%
Withholding tax on dividends distributions (as a percent)	10.00%	10.00%
Tax rate for dividends which exceeds the CUFIN and CUFINRE	42.86%	42.86%